Cover	Apr. 08, 2024
Cover [Abstract]
Entity Registrant Name	UR-ENERGY INC.
Entity Central Index Key	0001375205
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Apr. 08, 2024
Entity File Number	001-33905
Entity Incorporation State Country Code	Z4
Entity Address Address Line 1	10758 W Centennial Road
Entity Address Address Line 2	Suite 200
Entity Address City Or Town	Littleton
Entity Address State Or Province	CO
Entity Address Postal Zip Code	80127
City Area Code	720
Local Phone Number	981-4588
Security 12b Title	Common Stock
Trading Symbol	URG
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre Commencement Issuer Tender Offer	false
Pre Commencement Tender Offer	false